OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of composition of other financial liabilities
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current
(a) Interest bearing loans	3,869,040	2,243,776
(b) Lease Liability	578,740	806,283
(c) Hedge derivatives	2,734	2,734
(d) Derivative non classified as hedge accounting	2,937	2,937
Total current	4,453,451	3,055,730

Non-current
(a) Interest bearing loans	3,566,804	5,489,078
(b) Lease Liability	2,381,898	2,314,723
Total non-current	5,948,702	7,803,801

Schedule of composition of interest bearing loans
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current
Loans to exporters	159,161	151,701
Bank loans	415,087	385,490
Guaranteed obligations (3)(4)(7)(8)(10)	75,593	388,492
Other guaranteed obligations (1)(5)	2,546,461	435,413
Subtotal bank loans	3,196,302	1,361,096

Obligation with the public	396,345	108,301
Financial leases (3)(4)(6)(7)(8)(9)	199,885	774,379
Other loans	76,508	-
Total current	3,869,040	2,243,776

Non-current
Bank loans	106,751	139,783
Guaranteed obligations (3)(4)(7)(8)(10)	434,942	930,364
Other guaranteed obligations (1)(5)	178,961	1,503,703

Subtotal bank loans	720,654	2,573,850

Obligation with the public	1,856,853	2,075,106
Financial leases (3)(4)(6)(7)(8)(9)	989,297	840,122
Total non-current	3,566,804	5,489,078
Total obligations with financial institutions	7,435,844	7,732,854

Schedule of currency balances of interest bearing loans
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Currency
Brazilian real	338,953	300,659
Chilean peso (U.F.)	639,710	679,983
US Dollar	6,457,181	6,752,212
Total	7,435,844	7,732,854

Schedule of interest-bearing loans due in installments Chile (2021)
					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	CITIBANK	Chile	US$	115,350	-	-	-	-	115,350	114,000	At Expiration	2.96	2.96
97.030.000-7	ITAU	Chile	US$	20,140	-	-	-	-	20,140	20,000	At Expiration	4.20	4.20
0-E	HSBC	Chile	US$	12,123	-	-	-	-	12,123	12,000	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	10,236	-	-	-	-	10,236	10,106	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	751	2,604	106,939	-	-	110,294	106,427	Quarterly	2.80	2.80
0-E	CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	60,935	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	36,171	179,601	31,461	31,461	369,537	648,231	502,897	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	184,188	104,125	884,188	856,000	-	2,028,501	1,500,000	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	17,182	19,425	40,087	41,862	95,475	214,031	198,475	Quarterly	1.48	1.48
0-E	MUFG	U.S.A.	US$	29,652	17,921	36,660	37,829	55,297	177,359	166,712	Quarterly	1.64	1.64
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	933	4,990	29,851	36,337	89,263	161,374	144,358	Quarterly / Monthly	3.17	1.60
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	273,199	At Expiration	1.82	1.82
0-E	MUFG	U.S.A.	US$	8,150	46,746	94,062	14,757	-	163,715	156,933	Quarterly	1.72	1.72
0-E	CITIBANK	U.S.A.	US$	613,419	-	-	-	-	613,419	600,000	At Expiration	2.00	2.00
0-E	BANK OF UTAH	U.S.A.	US$	-	1,858,051	-	-	-	1,858,051	1,644,876	At Expiration	22.71	12.97
0-E	EXIM BANK	U.S.A.	US$	271	1,173	3,375	10,546	55,957	71,322	62,890	Quarterly	1.84	1.84
Financial lease
0-E	CREDIT AGRICOLE	France	US$	699	1,387	-	-	-	2,086	2,052	Quarterly	3.68	3.23
0-E	CITIBANK	U.S.A.	US$	19,268	59,522	5,721	-	-	84,511	83,985	Quarterly	1.37	0.79
0-E	BNP PARIBAS	U.S.A.	US$	7,351	26,519	21,685	-	-	55,555	54,918	Quarterly	1.56	0.96
0-E	NATIXIS	France	US$	5,929	34,328	59,574	59,930	130,131	289,892	261,458	Quarterly	2.09	2.09
0-E	US BANK	U.S.A.	US$	18,158	72,424	133,592	6,573	-	230,747	219,667	Quarterly	4.03	2.84
0-E	PK AIRFINANCE	U.S.A.	US$	853	5,763	10,913	-	-	17,529	16,851	Quarterly	1.88	1.88
0-E	EXIM BANK	U.S.A.	US$	2,758	11,040	61,167	249,466	269,087	593,518	533,127	Quarterly	2.88	2.03
Others loans
0-E	OTHERS (**)		US$	55,819	-	-	-	-	55,819	55,819	At Expiration	-	-
	TOTAL			1,493,535	2,445,619	1,519,275	1,344,761	1,064,747	7,867,937	6,801,685

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NCM	Netherlands	US$	990	-	-	-	-	990	943	Monthly	6.01	6.01
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	185,833	Monthly	3.95	3.95
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	74,661	Monthly	4.33	4.33
Financial leases
0-E	NATIXIS	France	US$	486	2,235	4,080	11,076	-	17,877	17,326	Quarterly	2.74	2.74
0-E	GA TELESIS LLC	U.S.A.	US$	762	2,706	4,675	4,646	5,077	17,866	10,999	Monthly	14.72	14.72
Others Loans
0-E	Deustche Bank (**)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	At Expiration	-	-
	TOTAL			283,421	4,941	8,755	15,722	5,077	317,916	310,451

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
-	AIRCRAFT	OTHERS	US$	694,568	469,568	767,629	811,843	778,613	3,522,221	2,883,657	-	-	-
-	OTHER ASSETS	OTHERS	US$	9,859	11,820	22,433	23,365	8,651	76,128	73,615	-	-	-
			UF	1,759	982	245	76	231	3,293	2,621	-	-	-
			COP	2	7	35	-	-	44	42	-	-	-
			EUR	198	112	293	-	-	603	599	-	-	-
			PEN	4	7	97	-	-	108	103	-	-	-
Trade and other accounts payables
-	OTHERS	OTHERS	US$	665,645	165,085	-	-	-	830,730	830,730	-	-	-
			CLP	214,224	4,912	-	-	-	219,136	219,136	-	-	-
			BRL	365,486	5,258	-	-	-	370,744	370,744	-	-	-
			Other currency	542,304	3,719	-	-	-	546,023	546,023	-	-	-
Accounts payable to related parties currents (*)
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	-	5	-	-	-	5	5	-	-	-
Foreign	Delta Airlines	U.S.A	US$	-	2,268	-	-	-	2,268	2,268	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	-	7	-	-	-	7	7	-	-	-
81.062.300-4	Costa Verde Aeronautica S.A.	Chile	CLP	-	175,819	-	-	-	175,819	175,819	-	-	-
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	Lozuy S.A.	Uruguay	US$	-	43,955	-	-	-	43,955	43,955	-	-	-
	Total			2,494,049	1,323,072	790,732	835,284	787,495	6,230,632	5,588,872
	Total consolidated			4,271,005	3,773,632	2,318,762	2,195,767	1,857,319	14,416,485	12,701,008

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	SCOTIABANK	Chile	US$	76,929	-	-	-	-	76,929	74,000	At Expiration	3.08	3.08
97.030.000-7	BANCO ESTADO	Chile	US$	41,543	-	-	-	-	41,543	40,000	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,685	-	-	-	-	20,685	20,000	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,545	-	-	-	-	12,545	12,000	At Expiration	4.15	4.15
Bank loans
97.023.000-9	CORPBANCA	Chile	UF	11,631	-	-	-	-	11,631	11,255	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	3,323	2,678	139,459	-	-	145,460	139,459	Quarterly	2.80	2.80
76.362.099-9	BTG	Chile	UF	2,104	68,920	-	-	-	71,024	67,868	At Expiration	3.10	3.10
Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	23,210	26,857	217,555	35,041	429,101	731,764	560,113	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	80,063	76,125	208,250	836,063	828,000	2,028,501	1,500,000	At Expiration	7.16	6.94
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	50,500	40,889	104,166	107,342	219,666	522,563	474,273	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	47,918	37,509	84,048	84,487	35,712	289,674	271,129	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	11,502	9,425	21,042	-	-	41,969	37,870	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	37,114	28,497	77,881	80,678	194,901	419,071	382,413	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	131,345	-	-		-	131,345	130,000	At Expiration	1.73	1.73
Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	1,347	275,773	-	-	-	277,120	273,199	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	87,611	74,852	119,460	19,950	-	301,873	291,519	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	3,405	10,404	603,443	-	-	617,252	600,000	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	952,990	-	-	952,990	793,003	At Expiration	22.19	13,19
Financial lease
0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	5,965	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,889	2,057	2,062	-	-	18,008	17,961	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	79,117	61,983	118,372	46,115	19,118	324,705	312,792	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,926	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,851	2,343	793	-	-	17,987	17,951	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	114,952	104,946	237,945	99,232	-	557,075	541,406	Quarterly	2.43	1.74
97.036.000-K	SANTANDER	Chile	US$	21,551	17,851	26,308	-	-	65,710	65,247	Quarterly	1.30	0.76
0-E	RRPF ENGINE LEASING	England	US$	4,093	3,382	8,826	4,870	-	21,171	18,489	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,589	4,763	12,977	755	-	23,084	22,730	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,620	9,647	26,261	770	-	48,298	47,609	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	60,527	54,611	144,670	86,076	-	345,884	327,419	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	4,624	12,202	3,153	-		19,979	19,522	Monthly	1.98	1.98
	TOTAL			980,479	925,714	3,109,661	1,401,379	1,726,498	8,143,731	7,077,118

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	452	497	61	-	-	1,010	943	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	91,672	-	-	-	-	91,672	80,175	Monthly	4.34	4.33
0-E	BANCO DO BRASIL	Brazil	BRL	208,987	-	-	-	-	208,987	199,557	Monthly	3.95	3.95
Financial leases

0-E	NATIXIS	France	US$	31,482	9,276	42,383	-	-	83,141	81,260	Quarterly / Semiannual	4.09	4.09
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	2,460	2,442	25	-	-	4,927	4,759	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	134,919	-	-	-	-	134,919	144,120	Quarterly	3.07	3.01
0-E	GA TELESIS LLC	U.S.A.	US$	758	1,753	4,675	4,675	7,969	19,830	12,261	Monthly	14.72	14.72

	TOTAL			470,730	13,968	47,144	4,675	7,969	544,486	523,075

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
-	AIRCRAFT	OTHERS	US$	226,510	679,529	877,438	812,821	889,072	3,485,370	3,026,573	-	-	-
-	OTHER ASSETS	OTHERS	US$	3,403	9,953	6,706	18,271	6,349	44,682	46,520	-	-	-
			UF	2,103	5,836	1,072	1,973	2,485	13,469	11,401	-	-	-
			COP	22	7	14	-	-	43	48	-	-	-
			EUR	156	443	188	-	-	787	772	-	-	-
			PEN	29	15	49	-	-	93	137	-	-	-
			BRL	1,002	3,891	14,414	-	-	19,307	35,555	-	-	-

Trade and other accounts payables
-	OTHERS	OTHERS	US$	330,172	47,781	-	-		377,953	377,953	-	-	-
			CLP	230,997	119,337	-	-		350,334	350,334	-	-	-
			BRL	359,350	5,859	-	-		365,209	365,209	-	-	-
			Other currency	598,619	65,684	-	-		664,303	664,303	-	-	-
Accounts payable to related parties currents
Foreign	Delta Airlines	U.S.A.	US$	805	-	-	-		805	805	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A.	CLP	7	-	-	-		7	7
97.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Chile	CLP	-	-	105,713	-		105,713	105,713
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	-	132,141	-		132,141	132,141
Foreign	Lozuy S.A.	Uruguay	US$	-	-	26,428	-	-	26,428	26,428	-	-	-

	Total			1,753,175	938,335	1,296,304	833,065	897,906	5,718,785	5,276,040

	Total consolidated			3,204,384	1,878,017	4,453,109	2,239,119	2,632,373	14,407,002	12,876,233

Schedule of movement of lease liabilities
			Lease
			Liability
	Aircraft	Others	total
	ThUS$	ThUS$	ThUS$

Opening balance as January 1, 2019	2,737,809	120,240	2,858,049
New contracts	719,525	23,878	743,403
Renegotiations	(41,535)	12,208	(29,327)
Payments	(539,549)	(37,391)	(576,940)
Accrued interest	165,981	11,968	177,949
Exchange differences	-	1,614	1,614
Cumulative translation adjustment	-	(467)	(467)
Other increases (decreases)	-	(2,124)	(2,124)
Changes	304,422	9,686	314,108
Closing balance as of December 31, 2019	3,042,231	129,926	3,172,157
Opening balance as January 1, 2020	3,042,231	129,926	3,172,157
New contracts	-	543	543
Lease termination	(7,435)	(285)	(7,720)
Renegotiations	(35,049)	4,919	(30,130)
Payments	(131,427)	(36,689)	(168,116)
Accrued interest	158,253	9,348	167,601
Exchange differences	-	(7,967)	(7,967)
Cumulative translation adjustment	-	(38)	(38)
Other increases (decreases)	-	(5,324)	(5,324)
Changes	(15,658)	(35,493)	(51,151)
Closing balance as of December 31, 2020	3,026,573	94,433	3,121,006
Opening balance as January 1, 2021	3,026,573	94,433	3,121,006
New contracts	518,478	875	519,353
Lease termination	(724,193)	(5,300)	(729,493)
Renegotiations	101,486	5,717	107,203
Payments	(95,831)	(24,192)	(120,023)
Accrued interest	88,245	8,334	96,579
Exchange differences	-	3,356	3,356
Cumulative translation adjustment	-	(2,332)	(2,332)
Other increases (decreases)	(31,097)	(3,914)	(35,011)
Changes	(142,912)	(17,456)	(160,368)
Closing balance as of December 31, 2021	2,883,661	76,977	2,960,638

Schedule of hedge derivatives
	Current liabilities		Non-current liabilities		Total hedge derivatives
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Fair value of interest rate derivatives	2,734	2,734	-	-	2,734	2,734
Total hedge derivatives	2,734	2,734	-	-	2,734	2,734

Schedule of derivatives of non coverage
					Total derivatives of
	Current liabilities		Non-current liabilities		no coverage
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Derivative of foreign currency not registered as hedge	2,937	2,937	-	-	2,937	2,937
Total derived not qualify as hedge accounting	2,937	2,937	-	-	2,937	2,937

Schedule of hedging instruments
	As of December 31,	As of December 31,
	2021	2020
	ThUS$	ThUS$
Interest rate swaps (2)	(2,734)	(2,734)
Fuel options (3)	17,641	1,296

Schedule of comprehensive income
	For the year ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Debit (credit) recognized in comprehensive income during the year	38,870	(105,776)	95,954
Debit (credit) transferred from net equity to income during the year	16,641	(13,016)	(30,074)

LATAM Airlines Group S.A. and Subsidiaries {Member] | 2021 [Member] | CHILE
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans due in installments Chile (2021)
					Nominal values						Accounting values
						More than	More than	More than				More than	More than	More than
					Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total		Annual
			Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.		Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
					ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters
0-E		CITIBANK	U.S.A.	US$	114,000	-	-	-	-	114,000	123,366	-	-	-	-	123,366	At Expiration	2.96	2.96
76.645.030-K		ITAU	Chile	US$	20,000	-	-	-	-	20,000	22,742	-	-	-	-	22,742	At Expiration	4.20	4.20
0-E		HSBC	England	US$	12,000	-	-	-	-	12,000	13,053	-	-	-	-	13,053	At Expiration	4.15	4.15

Bank loans
97.023.000-9		CORPBANCA	Chile	UF	10,106	-	-	-	-	10,106	11,040	-	-	-	-	11,040	Quarterly	3.35	3.35
0-E		SANTANDER	Spain	US$	-	-	106,427	-	-	106,427	135	-	106,427	-	-	106,562	Quarterly	2.80	2.80
0-E		CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	64,293	-	-	-	-	64,293	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7		BANCOESTADO	Chile	UF	-	159,679	-	-	343,218	502,897	49,584	159,679	-	-	355,114	564,377	At Expiration	4.81	4.81
0-E		BANK OF NEW YORK	U.S.A.	US$	-	-	700,000	800,000	-	1,500,000	187,082	-	698,450	803,289	-	1,688,821	At Expiration	7.16	6.94

Guaranteed obligations
0-E		BNP PARIBAS	U.S.A.	US$	16,079	12,412	34,958	37,891	97,135	198,475	17,926	12,412	34,044	37,466	96,379	198,227	Quarterly	1.48	1.48
0-E		MUFG	U.S.A.	US$	29,054	11,661	32,639	34,970	58,388	166,712	31,375	11,661	32,188	34,733	57,983	167,940	Quarterly	1.64	1.64
0-E		WILMINGTON TRUST COMPANY	U.S.A.	US$	-	2,209	24,703	32,327	85,119	144,358	-	2,209	24,703	32,327	85,119	144,358	Quarterly/Monthly	3.17	1.60
	-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quarterly	-	-

Other guaranteed obligations
0-E		CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	274,403	-	-	-	-	274,403	At Expiration	1.82	1.82
0-E		MUFG	U.S.A.	US$	7,551	33,131	91,435	24,816	-	156,933	8,259	33,131	91,255	24,816	-	157,461	Quarterly	1.72	1.72
0-E		CITIBANK	U.S.A.	US$	-	600,000	-	-	-	600,000	95	600,000	-	-	-	600,095	At Expiration	2.00	2.00
0-E		BANK OF UTAH	U.S.A.	US$	-	1,644,876	-	-	-	1,644,876	-	1,630,390	-	-	-	1,630,390	At Expiration	22.71	12.97
0-E		EXIM BANK	U.S.A.	US$	-	-	-	25,876	37,014	62,890	183	-	-	25,876	37,014	63,073	Quarterly	1.84	1.84

Financial leases
0-E		CREDIT AGRICOLE	France	US$	682	1,370	-	-	-	2,052	694	1,370	-	-	-	2,064	Quarterly	3.68	3.23
0-E		CITIBANK	U.S.A.	US$	19,101	52,371	12,513	-	-	83,985	19,198	52,371	12,359	-	-	83,928	Quarterly	1.37	0.79
0-E		BNP PARIBAS	U.S.A.	US$	7,216	19,537	28,165	-	-	54,918	7,313	19,537	27,905	-	-	54,755	Quarterly	1.56	0.96
0-E		NATIXIS	France	US$	1,335	15,612	52,010	54,443	138,058	261,458	4,472	15,612	51,647	54,064	137,430	263,225	Quarterly	2.09	2.09
0-E		US BANK	U.S.A.	US$	16,601	50,373	135,201	17,492	-	219,667	17,755	50,373	127,721	17,188	-	213,037	Quarterly	4.03	2.84
0-E		PK AIRFINANCE	U.S.A.	US$	800	3,842	11,562	647	-	16,851	903	3,842	11,562	647	-	16,954	Quarterly	1.88	1.88
0-E		EXIM BANK	U.S.A.	US$	-	-	-	248,354	284,773	533,127	1,771	-	-	244,490	280,341	526,602	Quarterly	2.88	2.03

Others loans
0-E		Various (**)		US$	55,819	-	-	-	-	55,819	55,819	-	-	-	-	55,819	At Expiration	-	-
		Total			644,488	2,607,073	1,229,613	1,276,816	1,043,705	6,801,695	911,471	2,592,587	1,218,261	1,274,896	1,049,380	7,046,595

LATAM Airlines Group S.A. and Subsidiaries {Member] | 2020 [Member] | CHILE
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans due in installments Chile (2021)
				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	US$	74,000	-	-	-	-	74,000	76,929	-	-	-	-	76,929	At Expiration	3.08	3.08
97.030.000-7	ESTADO	Chile	US$	40,000	-	-	-	-	40,000	41,542	-	-	-	-	41,542	At Expiration	3.49	3.49
76.645.030-K	ITAU	Chile	US$	20,000	-	-	-	-	20,000	20,685	-	-	-	-	20,685	At Expiration	4.20	4.20
97.951.000-4	HSBC	Chile	US$	12,000	-	-	-	-	12,000	12,545	-	-	-	-	12,545	At Expiration	4.15	4.15

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	11,255	-	-	-	-	11,255	11,665	-	-	-	-	11,665	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	-	-	139,459	-	-	139,459	3,300	-	139,459	-	-	142,759	Quarterly	2.80	2.80
76.362.099-9	BTG PACTUAL CHILE	Chile	UF	-	67,868	-	-	-	67,868	1,985	67,237	-	-	-	69,222	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7	ESTADO	Chile	UF	-	-	177,846	-	382,267	560,113	25,729	-	177,715	-	395,652	599,096	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	-	-	-	700,000	800,000	1,500,000	82,572	-	-	698,450	803,289	1,584,311	At Expiration	7.16	6.94
Guaranteed obligations

0-E	BNP PARIBAS	U.S.A.	US$	31,039	43,655	91,002	97,621	210,956	474,273	40,931	47,668	87,767	96,513	209,612	482,491	Quarterly / Semiannual	2.95	2.95
0-E	NATIXIS	France	US$	42,740	34,150	77,693	81,244	35,302	271,129	50,001	34,150	75,808	80,316	34,969	275,244	Quarterly	3.11	3.11
0-E	INVESTEC	England	US$	6,329	11,606	19,935	-	-	37,870	7,952	12,522	19,588	-	-	40,062	Semiannual	6.21	6.21
0-E	MUFG	U.S.A.	US$	30,590	24,080	67,730	72,881	187,132	382,413	39,516	24,080	67,014	72,494	186,283	389,387	Quarterly	2.88	2.88
0-E	SMBC	U.S.A.	US$	130,000	-	-	-	-	130,000	131,662	-	-	-	-	131,662	At Expiration	1.73	1.73
-	SWAP Received aircraft	-	US$	10	-	-	-	-	10	10	-	-	-	-	10	Quarterly	-	-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	US$	-	273,199	-	-	-	273,199	1,395	272,794	-	-	-	274,189	At Expiration	1.92	1.92
0-E	MUFG	U.S.A.	US$	82,498	72,206	117,084	19,731	-	291,519	88,880	72,206	114,589	19,499	-	295,174	Quarterly	2.67	2.67
0-E	CITIBANK	U.S.A.	US$	-	-	600,000	-	-	600,000	138	-	600,000	-	-	600,138	At Expiration	2.27	2.27
0-E	BANK OF UTAH	U.S.A.	US$	-	-	793,003	-	-	793,003	-	-	769,615	-	-	769,615	At Expiration	18.95	12.26
Financial leases

0-E	ING	U.S.A.	US$	5,965	-	-	-	-	5,965	6,017	-	-	-	-	6,017	Quarterly	5.71	5.01
0-E	CREDIT AGRICOLE	France	US$	13,875	2,034	2,052	-	-	17,961	13,922	2,034	2,052	-	-	18,008	Quarterly	1.99	1.54
0-E	CITIBANK	U.S.A.	US$	77,994	58,993	113,186	43,778	18,841	312,792	78,860	58,993	109,086	42,558	18,619	308,116	Quarterly	2.58	1.77
0-E	PEFCO	U.S.A.	US$	1,926	-	-	-	-	1,926	1,938	-	-	-	-	1,938	Quarterly	5.65	5.03
0-E	BNP PARIBAS	U.S.A.	US$	14,834	2,326	791	-	-	17,951	14,909	2,326	788	-	-	18,023	Quarterly	1.81	1.41
0-E	WELLS FARGO	U.S.A.	US$	112,987	99,975	230,416	98,028	-	541,406	114,994	99,975	219,624	96,556	-	531,149	Quarterly	2.43	1.74
97.036.000-K	SANTANDER	Chile	US$	21,456	17,626	26,165	-	-	65,247	21,550	17,626	25,840	-	-	65,016	Quarterly	1.30	0.76
0-E	RRPF ENGINE	England	US$	2,058	3,644	7,752	5,035	-	18,489	2,602	3,644	7,752	5,035	-	19,033	Monthly	4.01	4.01
0-E	APPLE BANK	U.S.A.	US$	4,538	4,631	12,808	753	-	22,730	4,599	4,632	12,608	752	-	22,591	Quarterly	1.61	1.01
0-E	BTMU	U.S.A.	US$	11,519	9,385	25,937	768	-	47,609	11,595	9,386	25,563	767	-	47,311	Quarterly	1.63	1.03
0-E	US BANK	U.S.A.	US$	58,512	49,240	135,489	84,178	-	327,419	60,094	49,240	125,274	82,149	-	316,757	Quarterly	4.00	2.82
0-E	PK AIRFINANCE	U.S.A.	US$	8,996	9,062	1,464	-	-	19,522	9,319	9,009	1,435	-	-	19,763	Monthly	1.98	1.98

	Total			815,121	783,680	2,639,812	1,204,017	1,634,498	7,077,128	977,836	787,522	2,581,577	1,195,089	1,648,424	7,190,448

				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Netherlands	US$	409	318	216	-	-	943	333	311	324	-	-	968	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	80,175	-	-	-	-	80,175	91,672	-	-	-	-	91,672	Monthly	4.34	4.34
0-E	BANCO DO BRASIL	Brazil	BRL	199,557	-	-	-	-	199,557	208,987	-	-	-	-	208,987	Monthly	3.95	3.95

Financial lease

0-E	NATIXIS	France	US$	30,253	-	51,007	-	-	81,260	31,308	-	51,007	-	-	82,315	Quarterly / Semiannual	4.09	4.09
0-E	WACAPOU LEASING S.A.	Luxembourg	US$	2,342	797	1,620	-	-	4,759	2,439	797	1,620	-	-	4,856	Quarterly	2.00	2.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	US$	144,120	-	-	-	-	144,120	141,094	-	-	-	-	141,094	Quarterly	3.07	3.01
0-E	GA Telessis LLC	U.S.A.	US$	486	950	2,623	2,772	5,430	12,261	486	991	2,623	2,772	5,642	12,514	Monthly	14.72	14.72

	Total			457,342	2,065	55,466	2,772	5,430	523,075	476,319	2,099	55,574	2,772	5,642	542,406

	Total consolidated			1,272,463	785,745	2,695,278	1,206,789	1,639,928	7,600,203	1,454,155	789,621	2,637,151	1,197,861	1,654,066	7,732,854

TAM S.A. and Subsidiaries [Member] | 2021 [Member] | BRAZIL
OTHER FINANCIAL LIABILITIES (Tables) [Line Items]
Schedule of interest-bearing loans due in installments Brazil (2021)
				Nominal values						Accounting values
				Up to	More than 90 days	More than one to	More than three to	More than	Total	Up to	More than 90 days	More than one to	More than three to	More than	Total		Annual
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.		Country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans

0-E	NCM	Netherlands	US$	619	-	324	-	-	943	666	-	324	-	-	990	Monthly	6.01	6.01
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	98,864	-	-	-	-	98,864	Monthly	4.33	4.33
0-E	Merril Lynch Credit Products LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	240,089	-	-	-	-	240,089	Monthly	3.95	3.95

Financial lease

0-E	NATIXIS	France	US$	433	2,482	2,872	11,539	-	17,326	637	2,481	2,872	11,539	-	17,529	Quarterly	2.74	2.74
0-E	GA Telessis LLC	U.S.A.	US$	320	1,147	2,695	2,850	3,987	10,999	409	1,147	2,695	2,850	3,987	11,088	Monthly	14.72	14.72

Others loans

0-E	DEUTCHEBANK (*)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	-	-	-	-	20,689	At Expiration	-	-

	Total			282,555	3,629	5,891	14,389	3,987	310,451	361,354	3,628	5,891	14,389	3,987	389,249

	Total consolidated			927,043	2,610,702	1,235,504	1,291,205	1,047,692	7,112,146	1,272,825	2,596,215	1,224,152	1,289,285	1,053,367	7,435,844